Acquisitions, Development and Divestitures	9 Months Ended
Sep. 30, 2015
Acquisitions, Development and Divestitures
6.	Acquisitions, Development and Divestitures

Talen Energy Supply from time to time evaluates opportunities for potential acquisitions, divestitures and development projects. Development projects are periodically reexamined based on market conditions and other factors to determine whether to proceed with the projects, sell, cancel or expand them, execute tolling agreements or pursue other options. Any resulting transactions may impact future financial results. See Note 4 to the audited consolidated financial statements of Talen Energy Supply included elsewhere in this prospectus for additional information.

Acquisitions

MACH Gen, LLC

On November 2, 2015, Talen Energy Supply completed the acquisition of the membership interests of MACH Gen, LLC for $603 million in cash consideration (including estimated working capital). The cash purchase price is subject to post-closing adjustment based on the amounts by which the actual figures vary from the estimates provided at the closing. The purchase price was funded by a borrowing under Talen Energy Supply’s syndicated secured credit facility and cash on hand. The Term Loan B and revolving credit facility of New MACH Gen, LLC (a subsidiary of MACH Gen, LLC) remain outstanding following the completion of the transaction. See Note 5 for additional information. MACH Gen, LLC’s total generating capacity is approximately 2,500 MW. Talen Energy Supply will apply acquisition accounting to the assets and liabilities of MACH Gen, LLC and its subsidiaries, whereby the purchase price will be allocated to the underlying tangible and intangible assets and liabilities based on their respective fair values on the acquisition date, with the remainder allocated to goodwill. Based on the timing of the acquisition closing date to the filing date of the financial statements, the preliminary purchase price allocation of the assets and liabilities of MACH Gen, LLC are in process and purchase accounting disclosures are not available at the time of the filing of these financial statements.

RJS Power

On June 1, 2015, substantially contemporaneous with the spinoff by PPL to form Talen Energy Corporation, RJS Power was contributed by the Riverstone Holders to become a subsidiary of Talen Energy Supply in exchange for 44,974,658 shares of Talen Energy Corporation common stock. See Note 1 for additional information on the spinoff and acquisition. In accordance with business combination accounting guidance, Talen Energy Corporation treated the combination with RJS Power as an acquisition and Talen Energy Supply is considered the acquirer of RJS Power. Accordingly, Talen Energy Supply applied acquisition accounting to the assets acquired and liabilities assumed of RJS Power whereby the purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values as of June 1, 2015, with the remainder allocated to goodwill.

The total consideration for the acquisition was deemed to be $902 million based on the fair value of the Talen Energy Corporation common stock issued for the acquisition using the June 1, 2015 closing “when-issued” market price.

The following table summarizes the preliminary allocation of the purchase price to the fair values of the major classes of assets and liabilities of RJS, all of which represent non-cash activity excluded from the Statement of Cash Flows for the nine months ended September 30, 2015.

Current assets (a)	$164
Assets of discontinued operations (b)	375
PP&E	1,777
Other intangibles (c)	46
Current liabilities	(259)
Liabilities of discontinued operations	(5)
Long-term debt	(1,244)
Deferred income taxes	(266)
Other noncurrent liabilities (d)	(80)

Net identifiable assets acquired	508
Goodwill (e)	394

Net assets acquired	$902

(a)	Includes gross contractual amount of the accounts receivable acquired of $41 million, which approximates fair value.
(b)	See note 12 for information on impairment charges recorded during the third quarter of 2015 related to the Sapphire portfolio
(c)	Includes $28 million for a pipeline lease that will be amortized over a 14 year period, and $17 million for an ash site permit that has an amortization period of 10 years.
(d)	Includes $33 million for “out-of-the-money” coal contracts that will be amortized over the contract term as the coal is consumed.
(e)	The preliminary allocation above is as of the acquisition date of June 1, 2015. As further discussed in Note 14, goodwill was fully impaired at September 30, 2015 which included the goodwill recognized in the acquisition of RJS Power.

The purchase price allocation is considered by Talen Energy Supply’s management to be provisional and could change materially in subsequent periods. Any changes to the provisional purchase price allocation during the measurement period will be adjusted prospectively. The measurement period can extend up to a year from the date of acquisition, but Talen Energy Supply expects to complete the purchase price allocation by the end of 2015. The items pending finalization include, but are not limited to, the valuation of certain liabilities, goodwill and deferred income taxes.

During the third quarter of 2015, certain immaterial purchase accounting reclassification adjustments were made affecting deferred income taxes, assets and liabilities of discontinued operations and current assets and liabilities. Additionally, minor purchase accounting valuation adjustments were made affecting certain current assets and liabilities, PP&E, other intangibles and related deferred income taxes resulting in a $4 million reduction in provisional goodwill. The statement of income effect of these adjustments recorded during the third quarter was insignificant.

Goodwill recorded as a result of the acquisition primarily reflected synergies expected to be achieved related to the spinoff and acquisition. The goodwill is not deductible for income tax purposes and has been assigned to the East segment. See Note 14 for additional information related to goodwill.

Actual operating revenues and net income of RJS, since the June 1 acquisition, included in Talen Energy Supply’s results for the period ended September 30, 2015 were:

	Nine Months
	Operating Revenues	Net Income (a)
RJS actual for 2015	$339	$48

(a)	Includes the operating results of the Sapphire portfolio, which is classified as discontinued operations. Excludes the impact of goodwill and long-lived asset impairments recorded during the nine months ended September 30, 2015. See Notes 12 and 14 for information on the impairments recorded.

Pro forma information for Talen Energy Supply for the periods ended September 30, as if the acquisition had occurred January 1, 2014, is as follows:

	Nine Months
	Operating Revenues	Income (Loss) from Continuing Operations After Tax
2015:
Pro forma	$3,723	$235
2014:
Pro forma	2,361	47

The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of Talen Energy Supply. The pro forma financial information presented above has been derived from the historical condensed consolidated financial statements of Talen Energy Supply and from the historical consolidated and combined financial statements of RJS Power.

The pro forma financial information presented above includes adjustments for (1) classifying Sapphire as discontinued operations (see Note 1 and “Discontinued Operations – Sapphire” below for additional information), (2) alignment of accounting policies, (3) incremental depreciation and amortization expense related to fair value adjustments to PP&E and identifiable intangible assets and liabilities, (4) incremental interest expense for outstanding borrowings to reflect the terms of the new syndicated credit facility, (5) nonrecurring items (discussed below), (6) the tax effect of the above adjustments and (7) the issuance of Talen Energy Corporation common stock in connection with the spinoff from PPL and the acquisition of RJS Power. The pro forma financial information presented excludes the impact of impairments recorded during the nine months ended September 30, 2015. See Notes 12 and 14 for information on the impairments recorded.

Nonrecurring acquisition, integration and other costs directly related to the acquisition during the nine months ended September 30, 2015 of $6 million are recorded in “Operation and maintenance” on the Statements of Income. Adjustments were made in the calculation of pro forma amounts to remove the effect of these nonrecurring items and related income taxes. The pro forma financial information does not include adjustments for potential future cost savings.

Anticipated Divestitures

Ironwood, Holtwood, Lake Wallenpaupack and C.P. Crane Power Plants

In October 2015, Holtwood, LLC, a wholly owned indirect subsidiary of Talen Energy Supply, entered into an agreement to sell the Holtwood and Lake Wallenpaupack hydroelectric projects in Pennsylvania for a purchase price of $860 million, subject to customary purchase price adjustments. The projects have a combined summer rating operating of 308 MW. This transaction is expected to close in the first quarter of 2016, subject to customary closing conditions and the receipt of required regulatory approvals.

In October 2015, Talen Generation entered into an agreement to sell Talen Ironwood Holdings, LLC, which through its subsidiaries owns and operates the Ironwood natural gas combined-cycle plant in Pennsylvania for a purchase price of $654 million, subject to customary purchase price adjustments. In connection with the sale, Talen Energy Supply expects to repay $41 million of indebtedness, plus a customary debt make-whole premium. The Ironwood unit has a summer rating operating capacity of 660 MW. The transaction is expected to close in the first quarter of 2016, subject to customary closing conditions and the receipt of required regulatory approvals.

In October 2015, Raven Power Marketing LLC, a wholly owned, indirect subsidiary of Talen Energy Supply, entered into an agreement to sell C.P. Crane LLC, which owns and operates the C.P. Crane coal-fired power plant in Maryland. The C.P. Crane plant has a summer rating operating capacity of 402 MW. The transaction is expected to close in the first quarter of 2016, subject to customary closing conditions and the receipt of required regulatory approvals. The transaction is not expected to have a significant impact on Talen Energy Supply’s financial condition or results of operations. See Notes 12 and 14 for information on an impairment recorded during the third quarter of 2015 for this plant.

The sales are part of the requirement to divest certain PJM assets to comply with a December 2014 FERC order approving the combination with RJS Power.

Discontinued Operations

Sapphire

As described in Note 1, as part of the FERC approval of the combination with RJS Power as part of the spinoff transaction, certain assets are required to be disposed of under a mitigation plan. Under GAAP, assets acquired through a business combination that are immediately held for sale should be classified as a discontinued operation from the date of acquisition. The Sapphire portfolio is included in both of the divestiture packages currently approved by FERC to satisfy the mitigation requirements of the FERC order approving the combination with RJS Power and therefore meets the criteria for classification as assets and liabilities of discontinued operations on the Balance Sheet and as discontinued operations on the Statements of Income. See Note 1 for more information regarding the mitigation options as well as the Sapphire liabilities not included in liabilities of discontinued operations.

The assets and liabilities of discontinued operations on the Balance Sheet as of September 30,2015 consisted of PP&E and an ARO.

Following are the components of discontinued operations since the June 1 acquisition, on the Statements of Income for the period ended September 30, 2015.

Nine Months
Operating revenues	$44
Operating expenses	34
Impairment (a)	109

Income (loss) before income taxes	(99)
Income tax expense	38

Income (loss) from Discontinued Operations (net of income taxes)	$(61)

(a)	See Notes 12 and 14 for additional information on this non-cash charge.

Talen Montana Hydro Sale

In November 2014, Talen Montana completed the sale to NorthWestern Corporation of 633 MW of hydroelectric generating facilities located in Montana for approximately $900 million in cash. The sale included 11 hydroelectric power facilities and related assets.

Following are the components of discontinued operations on the Statement of Income for the period ended September 30, 2014.

Nine Months
Operating revenues	$103
Interest expense (a)	6
Income (loss) before income taxes (b)	20
Income (Loss) from Discontinued Operations (net of income taxes) (b)	10

(a)	Represents allocated interest expense based upon the discontinued operations share of the net assets of Talen Energy Supply.
(b)	Includes an impairment charge related to the Kerr Dam Project. See Note 12 for additional information on this non-cash charge.